SCHEDULE OF INCOME TAX (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss before income taxes	$ 23,611,810	$ 27,654,364	$ 16,202,972
Canadian statutory rates	27.00%	27.00%	27.00%
Expected income tax recovery	$ 6,330,400	$ 7,338,900	$ 4,196,600
Impact of different foreign statutory tax rates			34,900
Non-deductible items	(509,800)	(1,214,400)	116,400
Share issue costs	773,400	1,400	887,600
Adjustments to prior years provision versus statutory tax returns	(87,600)	(742,400)	376,500
Differences between prior year provision and final tax return	(153,400)	867,500	(206,000)
Change in deferred tax asset not recognized	(6,353,000)	(6,251,000)	(5,406,000)
Income tax